Taxation - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation allowance
Balance at beginning of the year	¥ 887,441	¥ 419,496	¥ 86,499
Additions	148,458	467,945	332,997
Reversal	(31,234)
Balance at ending of the year	¥ 1,004,665	¥ 887,441	¥ 419,496